14. Intangible assets - Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets - Other Intangible Assets
The details by asset category of the other intangible assets

The details, by asset category, of the other intangible assets in the consolidated balance sheets are as follows:

Cost	IT developments	Other assets	Total
Balance at December 31, 2017	6,570,681	410,974	6,981,655
Additions	804,782	137	804,919
Write-off	11,567	-	11,567
Transfers	87	-	87
Balance at December 31, 2018	6,910,273	411,071	7,321,344

Additions	1,290,686	15,757	1,306,443
Write-off	(2,544,403)	(130,622)	(2,675,025)
Transfers	(26,758)	(2,481)	(29,239)
Balance at December 31, 2019	5,629,798	293,725	5,923,523

Additions	990,184	6,969	997,153
Write-off	(240,626)	(7,803)	(248,429)
Transfers	(25,515)	3,036	(22,479)
Balance at December 31, 2020	6,353,841	295,927	6,649,768

Accumulated amortization
Balance at December 31, 2017	(3,552,435)	(292,762)	(3,845,197)
Additions	(504,009)	(19,246)	(523,255)
Write-off	(1,000,893)	58	(1,000,835)
Transfers	(15)	-	(15)
Balance at December 31, 2018	(5,032,693)	(311,950)	(5,344,643)

Additions	(501,682)	(19,339)	(521,021)
Write-off	2,326,982	79,945	2,406,927
Transfers	(241,395)	(288)	(241,683)
Balance at December 31, 2019	(3,448,788)	(251,632)	(3,700,420)

Additions	(534,000)	(5,322)	(539,322)
Balance at December 31, 2020	(3,982,788)	(256,954)	(4,239,742)

Losses from non-recovery (Impairment) - IT	IT developments	Other assets	Total
Balance at December 31, 2017	(1,283,380)	(15,291)	(1,298,671)
Impact on net profit (1)	(300,865)	-	(300,865)
Write-off	1,263,535	-	1,263,535
Balance at December 31, 2018	(320,710)	(15,291)	(336,001)

Impact on net profit (1)	110,466	-	110,466
Transfers	207,925	15,291	223,216
Balance at December 31, 2019	(2,319)	-	(2,319)

Impact on net profit (1)	(66,269)	-	(66,269)
Write-off	(1,346)	-	(1,346)
Balance at December 31, 2020	(69,934)	-	(69,934)

Carrying amount
Balance at December 31, 2018	1,556,870	83,830	1,640,700
Balance at December 31, 2019	2,178,691	42,093	2,220,784
Balance at December 31, 2020	2,301,119	105,242	2,406,361

(1)	Refers to the impairment of assets in the acquisition and development of software. The loss in the acquisition and development of software was recorded due to the obsolescence and discontinuity of the referred systems.